Stock-based Compensation and Benefit Plans - Schedule of Stock Options Outstanding and Exercisable (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	337,846
Weighted Average Remaining Contractual Life	3 years 6 months 7 days
Weighted Average Price	$ 14.66
Aggregate Intrinsic Value	$ 29		$ 62
Number Exercisable	221,725
Weighted Average Price, Exercisable	$ 18.03
Aggregate Intrinsic Value, Options Exercisable	$ 10
Exercise Price Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 4.10
Stock option, exercise price, Maximum	$ 6.61
Number Outstanding	90,583
Weighted Average Remaining Contractual Life	4 years 1 month 21 days
Weighted Average Price	$ 5.76
Aggregate Intrinsic Value	$ 29
Number Exercisable	31,158
Weighted Average Price, Exercisable	$ 5.77
Aggregate Intrinsic Value, Options Exercisable	$ 10
Exercise Price Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 6.62
Stock option, exercise price, Maximum	$ 10.49
Number Outstanding	47,873
Weighted Average Remaining Contractual Life	4 years 5 months 12 days
Weighted Average Price	$ 7.86
Aggregate Intrinsic Value	$ 1
Number Exercisable	18,479
Weighted Average Price, Exercisable	$ 8.12
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 10.50
Stock option, exercise price, Maximum	$ 20.25
Number Outstanding	73,657
Weighted Average Remaining Contractual Life	3 years 6 months 15 days
Weighted Average Price	$ 12.82
Aggregate Intrinsic Value
Number Exercisable	50,244
Weighted Average Price, Exercisable	$ 12.83
Aggregate Intrinsic Value, Options Exercisable
Exercise Price Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Stock option, exercise price, Minimum	$ 22.50
Stock option, exercise price, Maximum	$ 60.00
Number Outstanding	125,733
Weighted Average Remaining Contractual Life	2 years 8 months 16 days
Weighted Average Price	$ 24.77
Aggregate Intrinsic Value
Number Exercisable	121,844
Weighted Average Price, Exercisable	$ 24.81
Aggregate Intrinsic Value, Options Exercisable